Goodwill and intangible assets - Narrative (Details)	12 Months Ended
Dec. 31, 2020 USD ($) reporting_unit Segment
Goodwill [Line Items]
Number of operating segments (segment) | Segment	3
Number of reporting units (reporting unit)	6
Goodwill impairment | $	$ 0
Investment Services
Goodwill [Line Items]
Number of reporting units (reporting unit)	4
Investment and Wealth Management
Goodwill [Line Items]
Number of reporting units (reporting unit)	2